BORROWINGS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate borrowings		$ 651,000,000	$ 260,000,000
Current borrowings and current portion of non-current borrowings	$ 3,121,000,000	3,121,000,000		$ 2,062,000,000
Non-current portion of non-current borrowings	35,391,000,000	35,391,000,000		25,395,000,000
Corporate borrowings	1,981,000,000	1,981,000,000		1,619,000,000
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	0		$ 0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate borrowings	225,000,000
Undrawn borrowing facilities	$ 2,300,000,000	$ 2,300,000,000
Revolving credit facility | Floating interest rate | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%	2.50%
Revolving credit facility | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%	1.50%
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000	$ 1,000,000,000
Renewal period		1 year
Brookfield credit agreements | At April 27, 2023
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000	$ 500,000,000
Brookfield credit agreements | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%	2.45%
Brookfield credit agreements | Floating interest rate | LIBOR or bankers' acceptance rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%	3.45%